Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Operating Expenses

The nature of the Company’s operating expenses includes the following:

	Years ended December 31,
	2020	2019
	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	1,540	1,705
Consultants fees	167	194
Termination benefits	—	503
Post-employment benefits, including defined contribution plan benefits of $33 in 2020 and $195 in 2019	86	257
Share-based compensation costs	160	784
	1,953	3,443
Other employees compensation:
Salaries and short-term employee benefits	1,004	1,257
Termination benefits	—	—
Post-employment benefits, including defined contribution plan benefits of $9 in 2020 and $25 in 2019	159	78
Share-based compensation costs	(99)	9
	1,064	1,344
Cost of inventory used and services provided	2,186	309
Write down of inventory	131	101
Professional fees	1,969	2,599
Insurance	861	890
Third-party R&D	414	322
Consulting fees	587	144
Restructuring costs	—	507
Contracted sales force	—	—
Travel	66	154
Marketing services	39	18
Laboratory supplies	36	23
Other goods and services	72	137
Leasing costs, net of sublease receipts of $214 in 2019	218	247
Modification of building lease	(219)	—
(Reversal) of write off/ write off of other asset	(139)	169
Depreciation and amortization of property, equipment and intangibles	29	37
Depreciation - right to use assets	203	278
Impairment losses	—	22
Operating foreign exchange (gain) loss	(112)	30
	6,341	5,987
	9,358	10,774

(1) Key management includes the Company’s executive management team and directors.